Transactions with Related Parties - Schedule of Interest Expense from Related Parties (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	$ 50,074	$ 41,484
Related Party in Substance / JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	45,522	37,713
Key Management Personnel / Others
Disclosure Of Transactions Between Related Parties [Line Items]
Interest on loans from related parties	$ 4,552	$ 3,771